China Contribution Plan	12 Months Ended
Dec. 31, 2018
CHINA CONTRIBUTION PLAN [Abstract]
China Contribution Plan

20. CHINA CONTRIBUTION PLAN

The Sohu Group’s subsidiaries and consolidated VIEs in China participate in a government-mandated multi-employer defined contribution plan pursuant to which certain retirement, medical and other welfare benefits are provided to employees. Chinese labor regulations require the Group’s subsidiaries and consolidated VIEs to pay to the local labor bureau a monthly contribution at a stated contribution rate based on the monthly compensation of qualified employees. The relevant local labor bureau is responsible for meeting all retirement benefit obligations; the Group’s China-based subsidiaries and consolidated VIEs have no further commitments beyond their monthly contributions. For the years ended December 31, 2018, 2017 and 2016, the Group’s China based subsidiaries and consolidated VIEs contributed a total of $152.3 million, $139.2 million and $131.6 million, respectively, to these funds.